Share Capital and Additional Paid-in Capital (Details)					1 Months Ended										12 Months Ended
	Jan. 26, 2022 USD ($) $ / shares shares	Jan. 26, 2022 kr / shares	Jan. 24, 2022 USD ($) $ / shares shares	Jan. 24, 2022 kr / shares	Dec. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares	Jun. 30, 2024 USD ($) $ / shares	Mar. 31, 2024 USD ($) $ / shares	Nov. 30, 2023 USD ($) $ / shares	Sep. 30, 2023 USD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares	Mar. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 shares
Share Capital and Additional Paid-in Capital
Number of shares repurchased	102,573		20,000
Aggregate consideration for purchase of shares | $	$ 850,022		$ 162,117														$ 1,012,139
Average repurchase price per share | (per share)	$ 8.29	kr 71.3	$ 8.11	kr 69.7
Capital distribution | $					$ 14,500,000	$ 35,400,000	$ 35,400,000	$ 21,300,000	$ 19,300,000	$ 48,300,000	$ 51,500,000	$ 40,200,000	$ 9,800,000	$ 9,800,000	$ 106,562,497	$ 159,360,835	$ 19,594,997
Capital distribution per share | $ / shares					$ 0.45	$ 1.1	$ 1.1	$ 0.66	$ 0.6	$ 1.5	$ 1.6	$ 1.25	$ 0.3	$ 0.3	$ 3.31	$ 4.95	$ 0.6
Common shares
Share Capital and Additional Paid-in Capital
Number of shares outstanding					32,194,108								32,194,108		32,194,108	32,194,108	32,194,108	32,316,681
Number of treasury shares					695,892										695,892